TRADE AND OTHER RECEIVABLES - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Receivables from contracts with customers	$ 48,294	$ 67,397
Lease receivables	64,441	55,608
Other receivables	11,912	16,462
Trade and other receivables	$ 124,647	$ 139,467